Fair Value Measurements - Summary of Financial Instruments Measured or Disclosed at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Short-term investments		¥ 1,206,539	$ 184,910	¥ 2,219,531
Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[1]	1,206,539		2,219,531
Cash equivalents	[2]	401,269
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[1]	0		108,476
Cash equivalents	[2]	401,269
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[1]	1,206,539		2,111,055
Cash equivalents	[2]	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[1]	0		¥ 0
Cash equivalents	[2]	¥ 0

[1]	Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair values are estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
[2]	Cash equivalents mainly consist of time deposits with original maturities of three months or less and highly liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurements.